Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 100.2%
Government National Mortgage Association
1.50%, 10/20/51	$453	$369,367
2.00%, 07/20/50	41	35,512
2.00%, 08/20/50	828	720,604
2.00%, 09/20/50	7,625	6,637,385
2.00%, 01/20/51	2,279	1,984,184
2.00%, 02/20/51	20,415	17,759,711
2.00%, 03/20/51	6,943	6,038,213
2.00%, 10/20/51	2,101	1,822,953
2.00%, 12/20/51	43,643	37,832,226
2.00%, 01/20/52	8,260	7,148,729
2.00%, 04/20/52	1,411	1,219,484
2.00%, 05/20/52	1,002	866,446
2.00%, 02/21/53(a)	10,975	9,483,515
2.50%, 01/15/28	4	3,580
2.50%, 02/20/28	5	5,159
2.50%, 01/20/31	92	87,700
2.50%, 07/20/35	1,363	1,275,748
2.50%, 04/20/43	14	12,321
2.50%, 12/20/46	1,264	1,145,321
2.50%, 01/20/47	122	110,385
2.50%, 06/20/50	3,379	3,040,371
2.50%, 08/20/50	14,268	12,838,877
2.50%, 09/20/50	4,053	3,648,105
2.50%, 01/20/51	3,500	3,149,630
2.50%, 02/20/51	4,004	3,593,090
2.50%, 05/20/51	10,178	9,123,754
2.50%, 07/20/51	21,647	19,368,603
2.50%, 08/20/51	15,215	13,610,985
2.50%, 09/20/51	8,090	7,241,968
2.50%, 11/20/51	2,354	2,106,241
2.50%, 12/20/51	8,431	7,533,545
2.50%, 02/20/52	1,906	1,702,291
2.50%, 03/20/52	1,263	1,127,110
2.50%, 04/20/52	3,563	3,177,439
2.50%, 02/21/53(a)	7,075	6,305,799
3.00%, 07/15/27	3	3,003
3.00%, 09/15/27	6	5,775
3.00%, 01/20/31	116	111,525
3.00%, 07/20/31	183	176,770
3.00%, 02/20/32	144	138,817
3.00%, 09/15/42	5	4,610
3.00%, 10/15/42	35	32,173
3.00%, 01/20/43	332	310,970
3.00%, 07/15/43	59	54,880
3.00%, 09/20/43	689	645,876
3.00%, 01/15/44	1,865	1,740,802
3.00%, 08/20/44	382	357,720
3.00%, 05/20/45	272	254,405
3.00%, 07/20/45	75	70,189
3.00%, 10/20/45	121	112,783
3.00%, 12/20/45	1,503	1,404,361
3.00%, 01/20/46	488	455,961
3.00%, 02/20/46	504	471,523
3.00%, 03/20/46	1,876	1,753,844
3.00%, 04/20/46	1,241	1,160,601
3.00%, 05/20/46	1,580	1,477,034
3.00%, 06/20/46	558	521,675
3.00%, 07/20/46	564	527,272
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 08/20/46	$3,632	$3,395,507
3.00%, 09/20/46	2,395	2,238,910
3.00%, 12/15/46	137	127,736
3.00%, 12/20/46	418	391,021
3.00%, 02/15/47	166	153,597
3.00%, 02/20/47	472	441,362
3.00%, 06/20/47	56	52,122
3.00%, 07/20/47	950	887,557
3.00%, 10/20/47	312	292,009
3.00%, 02/20/48	44	40,966
3.00%, 04/20/49	1,929	1,802,996
3.00%, 07/20/49	398	370,994
3.00%, 09/20/49	31	28,668
3.00%, 10/15/49	814	752,489
3.00%, 11/20/49	1,191	1,106,593
3.00%, 01/20/50	3,038	2,822,558
3.00%, 04/20/50	8,406	7,795,628
3.00%, 07/20/50	10,869	10,075,629
3.00%, 08/20/50	2,967	2,749,995
3.00%, 09/20/50	663	614,569
3.00%, 08/20/51	1,143	1,055,126
3.00%, 09/20/51	4,320	3,987,972
3.00%, 10/20/51	1,260	1,162,801
3.00%, 11/20/51	3,780	3,486,934
3.00%, 05/20/52	4,926	4,525,453
3.00%, 06/20/52	2,986	2,743,625
3.00%, 07/20/52	2,454	2,261,560
3.00%, 09/20/52	3,523	3,247,721
3.00%, 10/20/52	3,682	3,386,655
3.00%, 02/21/53(a)	1,000	918,594
3.50%, 02/15/26	2	1,566
3.50%, 11/15/26	1	1,280
3.50%, 02/20/27	4	3,931
3.50%, 01/20/31	38	37,123
3.50%, 07/20/32	102	99,533
3.50%, 09/15/41	4	4,029
3.50%, 06/20/42	2,766	2,612,481
3.50%, 09/15/42	9	8,849
3.50%, 09/20/42	116	112,779
3.50%, 10/15/42	4	4,175
3.50%, 10/20/42	273	264,838
3.50%, 11/15/42	22	21,763
3.50%, 11/20/42	899	872,224
3.50%, 12/20/42	96	92,708
3.50%, 02/20/43	745	721,872
3.50%, 03/15/43	34	32,992
3.50%, 05/15/43	32	30,502
3.50%, 06/15/43	124	119,973
3.50%, 04/20/45	264	255,806
3.50%, 09/20/45	2,907	2,814,003
3.50%, 11/20/45	11	10,225
3.50%, 12/20/45	73	70,573
3.50%, 03/20/46	371	359,353
3.50%, 04/20/46	58	56,325
3.50%, 06/20/46	563	543,578
3.50%, 07/20/46	3,334	3,218,171
3.50%, 11/20/46	10	9,652
3.50%, 12/20/46	140	134,839
3.50%, 01/20/47	50	48,328
3.50%, 02/20/47	124	119,329

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/20/47	$251	$241,727
3.50%, 04/20/47	1,076	1,035,242
3.50%, 08/20/47	504	485,678
3.50%, 09/20/47	949	913,223
3.50%, 10/20/47	7,191	6,920,555
3.50%, 12/15/47	475	456,112
3.50%, 12/20/47	566	546,608
3.50%, 02/20/48	1,314	1,264,024
3.50%, 04/20/48	105	101,641
3.50%, 11/20/48	676	649,774
3.50%, 03/20/49	7,904	7,598,308
3.50%, 09/20/49	211	202,203
3.50%, 10/20/49	257	245,632
3.50%, 04/20/50	6,152	5,886,821
3.50%, 05/20/50	385	368,648
3.50%, 06/20/50	598	571,367
3.50%, 08/20/50	2,667	2,548,715
3.50%, 01/20/52	4,953	4,707,029
3.50%, 02/20/52	6,598	6,269,477
3.50%, 08/20/52	1,530	1,447,395
3.50%, 09/20/52	2,409	2,279,295
3.50%, 10/20/52	993	939,596
3.50%, 11/20/52	995	941,311
3.50%, 02/21/53(a)	1,000	945,448
4.00%, 03/20/26	1	1,233
4.00%, 07/20/26	1	1,002
4.00%, 02/15/41	6	5,642
4.00%, 03/15/41	5	4,624
4.00%, 04/15/41	23	22,238
4.00%, 05/15/41	6	5,953
4.00%, 12/15/41	7	6,981
4.00%, 01/15/42	5	4,788
4.00%, 02/15/42	16	16,294
4.00%, 03/15/42	39	39,233
4.00%, 05/15/42	8	8,348
4.00%, 08/15/42	8	7,974
4.00%, 09/20/42	207	206,823
4.00%, 04/15/44	29	28,236
4.00%, 05/15/44	40	39,281
4.00%, 08/20/44	24	24,175
4.00%, 10/20/44	263	261,737
4.00%, 03/20/45	1,064	1,059,089
4.00%, 08/15/45	2,977	2,938,691
4.00%, 08/20/45	414	409,162
4.00%, 09/20/45	6,410	6,328,525
4.00%, 10/20/45	5	5,100
4.00%, 01/20/46	9	8,603
4.00%, 03/20/46	101	99,557
4.00%, 07/20/46	10	9,596
4.00%, 09/20/46	295	290,988
4.00%, 11/20/46	113	111,075
4.00%, 12/15/46	19	19,046
4.00%, 05/20/47	29	28,541
4.00%, 06/20/47	1,669	1,646,170
4.00%, 07/20/47	338	333,803
4.00%, 08/20/47	6	6,296
4.00%, 11/20/47	100	98,177
4.00%, 03/20/48	64	63,057
4.00%, 04/20/48	446	439,459
4.00%, 05/20/48	3,368	3,320,845
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/20/48	$1,215	$1,198,704
4.00%, 07/20/48	361	355,796
4.00%, 11/20/48	4,026	3,970,672
4.00%, 09/15/49	189	185,955
4.00%, 01/20/50	484	477,051
4.00%, 02/20/50	11	10,351
4.00%, 10/20/50	812	799,987
4.00%, 07/20/52	234	227,996
4.00%, 09/20/52	10,005	9,719,413
4.00%, 11/20/52	1,369	1,329,707
4.00%, 12/20/52	574	557,530
4.00%, 02/21/53(a)	2,250	2,184,258
4.50%, 07/20/24	0	457
4.50%, 08/15/39	82	83,076
4.50%, 07/15/40	17	17,331
4.50%, 08/15/40	31	31,648
4.50%, 07/20/41	1,470	1,503,242
4.50%, 11/20/45	189	192,860
4.50%, 08/20/46	324	330,462
4.50%, 09/20/46	52	53,277
4.50%, 10/20/46	53	53,831
4.50%, 11/20/46	54	55,031
4.50%, 04/20/47	5	5,404
4.50%, 06/20/47	6	6,326
4.50%, 07/20/47	2,232	2,244,904
4.50%, 02/20/48	319	321,061
4.50%, 06/20/48	20	20,553
4.50%, 07/20/48	129	129,675
4.50%, 08/20/48	112	112,940
4.50%, 09/20/48	3,198	3,216,524
4.50%, 10/20/48	899	905,879
4.50%, 12/20/48	952	957,462
4.50%, 01/20/49	634	637,951
4.50%, 03/20/49	16	15,788
4.50%, 06/20/49	621	624,546
4.50%, 08/20/49	189	190,492
4.50%, 10/20/49	137	137,972
4.50%, 01/20/50	735	739,184
4.50%, 07/20/52	1,287	1,277,557
4.50%, 08/20/52	5,833	5,790,841
4.50%, 10/20/52	1,291	1,281,074
4.50%, 11/20/52	3,981	3,951,553
4.50%, 02/21/53(a)	2,788	2,767,961
5.00%, 07/15/39	19	19,583
5.00%, 07/20/42	104	108,007
5.00%, 07/20/46	42	43,509
5.00%, 04/20/48	44	45,068
5.00%, 05/20/48	236	240,879
5.00%, 11/20/48	54	55,103
5.00%, 12/20/48	52	52,686
5.00%, 01/20/49	150	153,096
5.00%, 04/20/49	10	9,693
5.00%, 09/20/50	219	225,326
5.00%, 07/20/52	4,230	4,258,509
5.00%, 08/20/52	987	993,700
5.00%, 09/20/52	2,112	2,126,073
5.00%, 10/20/52	993	999,776
5.00%, 12/20/52	3,526	3,549,167
5.00%, 02/21/53(a)	3,279	3,302,428
5.50%, 10/15/38	14	14,542

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
5.50%, 07/20/40	$180	$188,505
5.50%, 12/20/52	3,521	3,579,070
5.50%, 01/20/53	1,440	1,463,796
5.50%, 02/21/53(a)	1,657	1,683,797
6.00%, 09/20/38	17	18,303
6.00%, 02/21/53(a)	200	205,258
		416,995,394

Total Long-Term Investments — 100.2%
(Cost: $442,943,593)		416,995,394

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(b)(c)	25,850	25,850,000

Total Short-Term Securities — 6.2%
(Cost: $25,850,000)		25,850,000

Total Investments Before TBA Sales Commitments — 106.4%
(Cost: $468,793,593)		442,845,394
Security	Par (000)	Value

TBA Sales Commitments(a)

Mortgage-Backed Securities — (0.9)%
Government National Mortgage Association
2.00%, 02/21/53	$(1,300)	$(1,123,332)
3.50%, 02/21/53	(900)	(850,903)
4.00%, 02/21/53	(500)	(485,391)
4.50%, 02/21/53	(200)	(198,562)
5.00%, 02/21/53	(1,000)	(1,006,797)

Total TBA Sales Commitments — (0.9)%
(Proceeds: $(3,654,922))		(3,664,985)

Total Investments, Net of TBA Sales Commitments — 105.5%
(Cost: $465,138,671)		439,180,409

Liabilities in Excess of Other Assets — (5.5)%		(23,084,112)

Net Assets — 100.0%		$416,096,297

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$38,794,000	$—	$(12,944,000	)(a)	$—	$—	$25,850,000	25,850	$560,647	$37

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government & Agency Obligations	$—	$416,995,394	$—	$416,995,394
Short-Term Securities
Money Market Funds	25,850,000	—	—	25,850,000
Liabilities
Investments
TBA Sales Commitments	—	(3,664,985)	—	(3,664,985)
	$25,850,000	$413,330,409	$—	$439,180,409

Portfolio Abbreviation

TBA	To-Be-Announced

4